Intangible assets (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Intangible assets increased		$ 2,300
Intangible assets	$ 42,900	$ 40,600	$ 24,478	$ 21,308	$ 21,151
Additions other than through business combinations, intangible assets other than goodwill	1,800
Intangible assets foreign exchange movements	700
Intangible assets impairment	1,300
Intangible assets amortization	$ 500
Useful life measured as period of time, intangible assets other than goodwill (Year)			7 years
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets			$ 714	868	2,173
Useful life measured as period of time, intangible assets other than goodwill (Year)			10 years
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
Intangible assets			$ 2,219	2,581	3,116
Useful life measured as period of time, intangible assets other than goodwill (Year)			10 years
Solar Projects [Member]
IfrsStatementLineItems [Line Items]
Intangible assets			$ 12,678	12,622	$ 11,744
Additions other than through business combinations, intangible assets other than goodwill			$ 400
Aevitas O Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwil				$ 0
Goodwill, measurement input, discount rate			12.00%	11.00%	10.00%
Goodwill, measurement input, discount rate after next year				3.00%
Vivopower PTY Limited [Member]
IfrsStatementLineItems [Line Items]
Goodwill, measurement input, discount rate			11.30%	11.30%	10.70%
Goodwill, measurement input, annual growth rate, in five years, hyperscaling phase			60.00%
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue			50.00%
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Additions other than through business combinations, intangible assets other than goodwill			$ 3,700
Goodwill, measurement input, discount rate			12.00%	11.00%
Goodwill, measurement input, annual growth rate, after five years			33.00%	280.00%
Caret, LLC [Member]
IfrsStatementLineItems [Line Items]
Goodwill, measurement input, discount rate			12.90%	11.20%
Goodwill, measurement input, free cash flow from project sales			$ 4,000	$ 2,300
Goodwill, measurement input, development fees			14,400
Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Decrease through classified as held for sale, intangible assets other than goodwill			$ 2,100